Income Tax and Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax and Taxes Payable [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the Years ended December 31,
	2024	2023	2022
Current income tax expense	$28,530	$26,421	$26,719
Deferred income tax expense (benefit)	—	5,818	(3,298)
Total income tax expense	$28,530	$32,239	$23,421

Schedule of Reconciles Statutory Rate to Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years ended December 31,
	2024	2023	2022
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of preferential tax rate(a)	(17.0)%	(3.2)%	(1.2)%
Change in tax rate	1520.5%	7.7%	15.0%
Research and development credits	(81.9)%	6.5%	5.0%
Other non-deductible expenses	10.7%	(1.6)%	—
Change in valuation allowance	(1,376.3)%	(37.5)%	(45.6)%
Effective tax rate	81.0%	(3.1)%	(1.8)%

(a)	VIE and certain VIE’s subsidiaries are subject to different favorable tax rates for the years ended December 31, 2024, 2023 and 2022. For the years ended December 31, 2024, 2023 and 2022, the tax saving as the result of the favorable tax rate amounted to $29,255, $53,622 and $77,444, respectively, and per share effect of the favorable tax rate were $0.01, $0.01 and $0.01 (after share reorganization), respectively.

Schedule of Components of Deferred Tax Assets (Liabilities)

The components of deferred tax assets (liabilities) are as follows:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Allowance for credit losses	$48,801	$142,550	$129,529
Net operating loss carrying forwards	560,764	973,586	658,052
Operating lease liabilities, net of right of use assets	152	1,667	(28,458)
Advertising expense	—	—	—
Total deferred tax assets, net	609,717	1,117,803	759,123
Less: valuation allowance	(609,717)	(1,117,803)	(753,149)
Total deferred tax assets, net	—	—	5,974

Schedule of Taxes Payable

Taxes payable mainly consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Income tax payable	$249,190	$231,756
Value added tax	(103,479)	31,601
Other taxes payable	528	1,314
Total	$146,239	$264,671